S000084918 [Member] Investment Strategy - Barrow Hanley Total Return Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other debt instruments. Fixed income securities and other debt instruments include corporate bonds, including high yield bonds (commonly known as “junk bonds”), commercial paper, debt securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, Treasury Inflation-Protected Securities (“TIPS”), municipal bonds, bank loans, loan participations and assignments, mortgage- and asset-backed securities, fixed-income structured products and convertible securities.
Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), believes that investing in undervalued securities with above-average yield to maturity and capital appreciation potential can generate above-average returns over the long term. Using this approach, Barrow Hanley seeks to construct a portfolio of U.S. fixed income securities with diversified maturities, consisting primarily of investment grade securities with opportunistic exposure to high yield securities.
Barrow Hanley’s analysis of fixed income securities and other debt instruments looks at cash flow, earnings, and balance sheet fundamentals that Barrow Hanley believes will impact the future credit rating of the issuer and the yield premium demanded by market participants for such issuer’s fixed-income securities relative to similarly rated securities. A significant focus in Barrow Hanley’s credit research is identifying the credits that have a greater probability of ratings upgrades while avoiding downgrades. Barrow Hanley reviews the financial statements and Securities and Exchange Commission filings of companies, analyzing, a number of fundamental factors, including profitability and credit measures, in its investment selection process.
The Fund is actively managed, and the Fund’s Sub‑Adviser will not consider portfolio turnover a limiting factor in making investment decisions for the Fund.